Note 13 - Derivative Financial Instrument - Interest Rate Swap	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

13.          DERIVATIVE FINANCIAL INSTRUMENT INTEREST RATE SWAP

The Company has an interest rate swap agreement with an initial notional amount of $7,700,000 to effectively convert those borrowings under its long-term debt arrangement from a variable interest rate to a fixed interest rate of approximately 6.96% during its 15-year term. The notional amount of the interest rate swap agreement obligation totaled approximately $6,883,000 and $7,261,000 at December 31, 2013 and 2012, respectively. The fair value of the interest rate swap agreement obligation (See Note 14) approximated $460,000 and $1,123,509 at December 31, 2013 and 2012, respectively, and is recorded as a current and long-term liability in the balance sheet.

The following table provides details regarding the Company's derivative instruments at December 31, 2013:

Instruments	Balance Sheets Location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$194,196
Interest rate swap	Long-term liabilities	-	265,804

The following table provides details regarding the Company's derivative instruments at December 31, 2012:

Instruments	Balance Sheets Location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$225,109
Interest rate swap	Long-term liabilities	-	898,400

The following table provides details regarding the losses from the Company's derivative instruments in the consolidated statements of operations, none of which are designated as effective hedging instruments:

		Year ended December 31,
Instrument	Statement of operations location	2013	2012
Interest rate swap	Other income (expense)	$663,509	$(111,010)

As noted in Note 28, the interest rate swap was settled in March 2014 with a payment for approximately $632,000 related to the refinancing of the related loan.